Related Party Transactions - Summary of Related Party Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party costs, Incurred	$ 661	$ 1,479
Related party costs, Paid	715	1,473
Due to affiliates	362	416
Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates	362	416
Transfer Agent fees
Related Party Transaction [Line Items]
Related party costs, Incurred	661	1,479
Related party costs, Paid	715	1,473
Transfer Agent fees | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates	21	75
Other | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates	$ 341	$ 341